SHARE OPTION PLAN	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
SHARE OPTION PLAN	SHARE OPTION PLAN
In November 2006, the Board of Directors approved the Company's Share Option Scheme (the "Option Scheme"). The Option Scheme will expire in November 2026, following the renewal in November 2016. The terms and conditions remain unchanged from those originally adopted in November 2006 and permits the Board of Directors, at its discretion, to grant options to employees, officers and directors of the Company or its subsidiaries. The fair value cost of options granted is recognized in the statement of operations, and the corresponding amount is credited to additional paid-in capital. As of December 31, 2023 additional paid-in capital was credited with $1.6 million relating to the fair value of options granted in February 2020, May 2021, February 2022 and February 2023.

During the year ended December 31, 2023, 68,000 share options expired. At the date of expiry the options had a weighted average exercise price of $9.47 per share and an intrinsic value of $0.0 million.
In February 2023, the Company awarded a total of 440,000 options to officers, employees and directors, pursuant to the Company's Share Option Scheme. The options have a five-year term and a three-year vesting period and the first options will be exercisable from February 2024 onwards. The initial strike price was $10.34 per share.

The following summarizes share option transactions related to the Option Scheme in 2023, 2022 and 2021:

	2023		2022		2021
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Options outstanding at beginning of year	1,783,000	8.55	1,433,500	9.65	1,082,500	10.56
Granted	440,000	10.34	435,000	8.73	480,000	8.79
Exercised	—	—	(85,500)	8.87	(129,000)	7.48
Expired	(68,000)	9.47	—	—	—	—
Options outstanding at end of year	2,155,000	7.91	1,783,000	8.55	1,433,500	9.65

Exercisable at end of year	1,265,000	7.83	919,667	9.00	578,500	10.02

The exercise price of each option is progressively reduced by the amount of any dividends declared. The above figures show the average of the reduced exercise prices at the beginning and end of the year for options then outstanding. For options granted, exercised or expired during the year, the above figures show the average of the exercise prices at the time the options were granted, exercised or expired, as appropriate.

The fair values of options granted are estimated on the date of the grant, using the Black-Scholes-Merton option valuation model. The fair values are then expensed over the periods in which the options vest. The weighted average fair value of options granted in 2023 was $3.93 per share as of grant date (2022: $3.06; 2021: $2.87). The weighted average assumptions used to calculate the fair values of the new options granted in 2023 were (a) risk free interest rate of 4.32% (2022: 1.80%; 2021: 0.33%); (b) expected share price volatility of 45.5% (2022: 45.6%; 2021: 44.6%); (c) expected dividend yield of 0% (2022: 0%; 2021: 0%) and (d) expected life of options 3.5 years (2022: 3.5 years; 2021: 3.5 years).

The total intrinsic value of 85,500 options exercised in 2022 was $0.1 million on the day of exercise and the Company issued a total of 10,786 new common shares in full satisfaction of this intrinsic value, with no cash exchanges.

The total intrinsic value of 129,000 options exercised in 2021 was $0.1 million on the day of exercise and the Company made a cash payment of $0.1 million in lieu of issuing shares under the Option Scheme.

As of December 31, 2023, there are 1,265,000 options fully vested but not exercised (December 31, 2022: 919,667 options; December 31, 2021: 578,500 options) and their intrinsic value amounted to $4.4 million (December 31, 2022: $0.2 million; December 31, 2021: $0.0 million). The weighted average remaining term of the vested exercisable options is 1.3 years as of December 31, 2023.

As of December 31, 2023, the unrecognized compensation costs relating to non-vested options granted under the Option Scheme was $1.1 million (December 31, 2022: $1.0 million; December 31, 2021: $1.0 million) and their intrinsic value amounted to $2.9 million (December 31, 2022: $1.0 million; December 31, 2021: $0.0 million). This cost will be recognized over the remaining vesting periods, which have a weighted average term of 0.8 years (December 31, 2022: 1.2 years; December 31, 2021: 0.9 years).

During the year ended December 31, 2023, the Company recognized a net expense of $1.6 million in compensation cost relating to the stock options (year ended December 31, 2022: $1.4 million; year ended December 31, 2021: $1.0 million).